Restricted cash	12 Months Ended
Dec. 31, 2023
Restricted cash
Restricted cash

7.      Restricted cash

The amount of R$6,403 invested in the Bank Deposit Certificate in December 2023 refers to the contractual guarantee of Votorantim S.A.’s loan. Minimum Guarantee Percentage: 33% of the outstanding balance of the Guaranteed Operation.